Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Schedule of detail, by Group company, of non-controlling interests
The detail, by Group company, of 'Equity - Non-controlling interests' is as follows:

EUR million
	2025	2024	2023
Santander Bank Polska S.A.	2,670	2,320	1,934
Grupo PSA	1,815	1,725	1,590
Banco Santander - Chile	1,422	1,364	1,379
Banco Santander (Brasil) S.A.	1,397	1,257	1,493
Other companiesA	875	890	1,315
	8,179	7,556	7,711

Profit/(Loss) for the year attributable to non-controlling interests	1,399	1,170	1,107
Of which:
Grupo PSA	230	217	285
Banco Santander - Chile	313	271	235
Banco Santander (Brasil) S.A.	184	233	182
Santander Bank Polska S.A.	604	413	347
Other companies	68	36	58
TOTAL	9,578	8,726	8,818
A.It included, as of 31 December 2023, perpetual Santander UK plc equity instruments convertible at the option of Santander UK plc into preferred shares of the entity itself amounting EUR 576 million. During 2024, the last outstanding issuance held by third parties for GBP 500 million (EUR 590 million) was redeemed.

Schedule of changes in non-controlling interests
The changes in Non-controlling interests are summarised as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	8,726	8,818	8,481
Other comprehensive income	73	(461)	297
Other	779	369	40
Profit attributable to non-controlling interests	1,399	1,170	1,107
Modification of participation ratesA	339	395	(258)
Change of perimeter	(5)	(8)	(364)
Dividends paid to minority shareholders	(896)	(660)	(748)
Changes in capital and other conceptsB	(58)	(528)	303
Balance at end of year	9,578	8,726	8,818
A.Include the effects of the accelerated placements of 3.5% and 5.2% of the share capital of Santander Bank Polska S.A. in 2025 and 2024, respectively, and the public offer for the acquisition of shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México that occurred in 2023 (see note 3.b).
B.Includes the effects of the amortization of AT1 UK by EUR 590 million at closing of fiscal year 2024.

Schedule of financial information on the subsidiaries with significant non-controlling interests
The financial information on the subsidiaries with significant non-controlling interests at 31 December 2025 is summarised below:

EUR millionA
	Santander Bank Polska S.A.	Banco Santander (Brasil) S.A.	Banco Santander - Chile	Grupo PSA
Total assets	78,186	209,453	68,205	47,826
Total liabilities	70,380	193,380	62,604	43,717
Net assets	7,806	16,073	5,601	4,109
Total income	3,724	12,602	2,714	1,305
Total profit	1,528	2,388	1,043	460